RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS
NOTE 38 - RELATED PARTY TRANSACTIONS
Below is a summary of the transactions and the respective balances with the Company’s related parties:
38.1 - Related Party Transactions

	12/31/2025			12/31/2024
Reserve	Jointly controlled companies	Associates	Post-employment benefit entities	Jointly controlled companies	Associates	Post-employment benefit entities
Assets
Clients	106,159	6,383	—	154,736	3,788	—
Accounts receivable	—	—	—	—	—	—
Dividends / Interest on own capital receivable	215,295	212,916	—	242,835	465,159	—
Loans and financing receivable	1,038	42,193	68,968	—	—	—
Other assets	—	—	—	1,286	41,056	59,712
	322,493	261,492	68,968	398,857	510,003	59,712

Passive items
Suppliers	46,223	127	694	6,255	—	—
Provisions	—	—	—	—	—	177,503
Social security contribution	—	—	—	—	—	12,907
Actuarial debt agreements	—	—	—	—	—	2,907,762
Sundry obligations	—	—	—	38,940	—	—
Purchase of electricity	—	—	—	23,646	—	—
Obligations with subsidiaries	4,839	—	189,236	—	—	—
Other liabilities	—	—	9,258	—	—	63,648
	51,062	127	199,188	68,841	—	3,161,820

	12/31/2025			12/31/2024
Result	Jointly controlled companies	Associates	Post-employment benefit entities	Jointly controlled companies	Associates	Post-employment benefit entities
Revenue from the use of electricity	47,026	48,527	—	401,993	—	—
Income from services rendered	585,148	47,891	—	7,324	—	—
Network use charges	(112,959)	(55,314)	—	(57,723)	—	—
Purchase/sale of electricity	(604,107)	—	—	(543,908)	—	—
Interest income, commissions, exchange rates and variations and financial expenses	—	50,343	(16,444)	25,101	—	(42,975)
Other revenues (expenses)	10,702	695	(75,243)	377,767	—	(244,759)
	(74,189)	92,142	(91,687)	210,554	—	(287,734)
38.2 - Key Management Personnel Compensation

	12/31/2025	12/31/2024
Short-term benefits	84,813	64,820
Post-employment benefits	4,006	2,165
Shares based remuneration	18,473	17,820
Other long-term benefits	—	1,395
	107,292	86,200
Accounting Policy
A related party is a person or entity that is related to the Company. For purposes of presentation in the financial statements, only balances with relevant related parties are disclosed. In the preparation of the consolidated financial statements, transactions and intercompany balances with related parties that are subsidiaries are eliminated.